Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Disclosure of subsidiaries
The principal subsidiaries and associates, all of which are consolidated with the exception of Juanicipio, which is an associate accounted for under the equity method, of the Company and their geographic locations at December 31, 2025 were as follows:

Location	Subsidiaries and associates	Ownership Interest	Operations and Development Projects
Brazil	Jacobina Mineração e Comércio Ltda.	100%	Jacobina mine
Canada	Lake Shore Gold Corp.	100%	Bell Creek and Timmins West mines (together "Timmins mine")
	Gatling Exploration Inc.	100%	Larder project (1)
Chile	Minera Meridian Ltda.	100%	El Peñon mine
	Minera Florida Ltda.	100%	Minera Florida mine
Mexico	Plata Panamericana S.A. de C.V.	100%	La Colorada mine
	Compañía Minera Dolores S.A. de C.V.	100%	Dolores mine
	Minera Juanicipio S.A. de C.V.	44%	Together "Juanicipio mine" (1)
	Equipos Chaparral S.A de C.V.	44%
Peru	Pan American Silver Huaron S.A.	100%	Huaron mine
	Shahuindo S.A.C.	100%	Shahuindo mine
Bolivia	Pan American Silver (Bolivia) S.A.	95%	San Vicente mine
Guatemala	Pan American Silver Guatemala S.A.	100%	Escobal mine
Argentina	Estelar Resources S.A.	100%	Cerro Moro mine
	Minera Argenta S.A.	100%	Navidad project
(1)Mine and project through the MAG Acquisition (Note 8).

Disclosure of detailed information about property, plant and equipment	The major categories of property, plant and equipment are depreciated on a UOP basis and/or straight-line basis as follows:

MPPE Category	MPPE Depreciation Method
Land	Not depreciated
Mobile equipment	2 to 10 years
Buildings and plant facilities	10 to 50 years
Mining properties and leases including capitalized evaluation and development expenditures	Based on applicable reserves on a UOP basis
Exploration and evaluation	Not depreciated until mine goes into production
Assets under construction	Not depreciated until assets are ready for their intended use

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2025
Net of accumulated depreciation	$2,132	$1,625	$510	$1,058	$5,325
Additions	264	27	8	111	410
MAG Acquisition (Note 8)	—	—	52	2	54
Disposals	(1)	—	—	(7)	(8)
Disposition of subsidiaries	—	—	(68)	—	(68)
Depreciation and amortization (1)(2)	(300)	(2)	—	(211)	(513)
Depreciation charge captured in inventory	39	—	—	—	39
Transfers	(71)	(86)	—	157	—
Asset retirement obligations – changes in estimate (Note 16)	95	4	—	—	99
As at December 31, 2025	$2,158	$1,568	$502	$1,110	$5,338
Cost as at December 31, 2025	$4,614	$2,439	$548	$2,260	$9,861
Accumulated depreciation and impairments	(2,456)	(871)	(46)	(1,150)	(4,523)
Carrying value – December 31, 2025	$2,158	$1,568	$502	$1,110	$5,338
(1)Includes $2 million of depreciation and amortization included in mine care and maintenance for the year ended December 31, 2025.
(2)Excludes $14 million of depreciation and amortization related to the NRV recoveries on inventories (Note 10).

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Carrying value
As at January 1, 2024
Net of accumulated depreciation	$2,413	$1,632	$632	$998	$5,675
Additions	287	21	2	84	394
Net smelter return royalties acquired	—	—	30	—	30
Disposals	(1)	(1)	—	(7)	(9)
Disposition of subsidiaries	(103)	—	(117)	(3)	(223)
Depreciation and amortization (1)(2)	(312)	(1)	—	(209)	(522)
Depreciation charge captured in inventory	(41)	—	—	—	(41)
Transfers	(132)	(26)	(37)	195	—
Asset retirement obligations – changes in estimate (Note 16)	21	—	—	—	21
As at December 31, 2024	$2,132	$1,625	$510	$1,058	$5,325
Cost as at December 31, 2024	$4,245	$2,497	$563	$2,192	$9,497
Accumulated depreciation and impairments	(2,113)	(872)	(53)	(1,134)	(4,172)
Carrying value – December 31, 2024	$2,132	$1,625	$510	$1,058	$5,325
(1)Includes $1 million of depreciation and amortization included in mine care and maintenance for the year ended December 31, 2024.
(2)Excludes $50 million of depreciation and amortization related to the NRV charges on inventories (Note 10).

		December 31, 2025			December 31, 2024
		Cost	Accumulated Depreciation, Amortization and Impairment	Carrying Value	Cost	Accumulated Depreciation, Amortization and Impairment	Carrying Value
Producing:
Brazil	Jacobina	$1,735	$(281)	$1,454	$1,617	$(200)	$1,417
Chile	El Peñon	556	(175)	381	496	(122)	374
	Minera Florida	216	(51)	165	183	(29)	154
Peru	Huaron	370	(183)	187	337	(159)	178
	Shahuindo	819	(396)	423	725	(331)	394
Mexico	La Colorada	514	(264)	250	474	(241)	233
	Dolores	1,734	(1,734)	—	1,748	(1,744)	4
Argentina	Cerro Moro(1)	185	(112)	73	162	(61)	101
Bolivia	San Vicente	176	(145)	31	166	(137)	29
Canada	Timmins	488	(232)	256	445	(197)	248
	Other	84	(36)	48	83	(26)	57
		$6,877	$(3,609)	$3,268	$6,436	$(3,247)	$3,189
Non-Producing:
	Land	$14	$(1)	$13	$14	$(1)	$13
Brazil	Jacobina	902	—	902	952	—	952
Chile	El Peñon(2)	201	—	201	228	—	228
	Minera Florida	27	—	27	29	—	29
	La Pepa	—	—	—	50	—	50
Mexico	Minefinders	77	(37)	40	77	(37)	40
	La Colorada	164	—	164	139	—	139
Argentina	Navidad	567	(376)	191	567	(376)	191
Guatemala	Escobal	264	(7)	257	261	(5)	256
Canada	Timmins	72	—	72	68	—	68
	Larder(5)	52	—	52	—	—	—
	Other(3)(4)	644	(493)	151	676	(506)	170
		$2,984	$(914)	$2,070	$3,061	$(925)	$2,136
Total		$9,861	$(4,523)	$5,338	$9,497	$(4,172)	$5,325
(1)Includes a commitment to Royal Gold Inc. ("Royal Gold") to deliver, for 30% of the spot silver price, 20% of the silver produced by Cerro Moro up to a maximum of 1.2 million ounces annually until 7.0 million ounces have been delivered, after which the Company is committed to deliver to Royal Gold 9% of the remaining life of mine silver production for 30% of the spot silver price. As at December 31, 2025, the Company has delivered 7.0 million ounces.
(2)Includes net smelter royalty interests on the Jeronimo Project ($11 million) (2024 - $11 million).
(3)Includes net smelter royalty interests on the MARA Project ($90 million) (2024 - $90 million).
(4)Includes net smelter royalty interests on the La Arena II Project ($30 million) (2024 - $30 million).
(5)The Larder exploration property was acquired on September 4, 2025 as part of the MAG Acquisition (Note 8)